Financial Instruments (Details 1) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Amounts due from affiliate	$ 4,169	$ 4,237
Advances to joint ventures	4,623	7,218
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable and long-term receivable	6,719	8,283
Amounts due from affiliate	4,169	4,237
Advances to joint ventures	$ 4,623	$ 7,218